Intangible assets: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011	Mar. 31, 2010
Intangible assets:
Cost	$ 39,259	$ 7,339
Accumulated amortization	2,677	480
Net book value	36,582	6,859
Amortization of intangible assets	1,806	592	131
Expected amortization of intangible assets
2012	3,381
2013	3,381
2014	3,381
2015	3,381
2016	3,381
Patents and trademarks
Intangible assets:
Cost	19,508	3,273
Accumulated amortization	727	125
Net book value	18,781	3,148
Technology
Intangible assets:
Cost	6,380	2,059
Accumulated amortization	1,122	190
Net book value	5,258	1,869
Customer contracts
Intangible assets:
Cost	13,334	1,970
Accumulated amortization	815	159
Net book value	12,519	1,811
Non-compete agreement
Intangible assets:
Cost	37	37
Accumulated amortization	13	6
Net book value	$ 24	$ 31